Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 13, 2018
Accounting Policies [Abstract]
Ownership percentage				30.00%
Land use rights estimated useful life	50 years
Government grants received, description	In the years ended December 31, 2018, 2017 and 2016, the Company received government grants of approximately $628,000, $487,000, and $1,721,000, and recognized approximately $628,000, $514,000 (including $ 27,000 granted in 2015 and received in 2017), and $1,751,000 (including $30,000 granted in 2015 and received in 2016), in the consolidated statements of income and comprehensive income, respectively.
Deferred revenue	$ 953,202	$ 164,970
Subsidiary description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Research and development	$ 2,654,513	1,355,648	$ 622,051
Advertising costs	6,376	1,519	7,931
Shipping and handling costs	$ 35,326	14,178	11,663
Deferred cost of revenue, description	Deferred cost of revenue totaled $343,090 and $752,358, respectively. As of December 31, 2018 and 2017, deferred cost of revenue - related party totaled $0 and $1,795,222, respectively.
Retentions receivable, description	The amount withheld by customers until the end of warranty period, usually one to two years from customer acceptance at installation. Retentions receivable which were expected to be collected within one year of $1,017,333 and $474,248 were included in the balance of accounts receivable as of December 31, 2018 and 2017, respectively. Retentions receivable from related parties which were expected to be collected within one year of $854,835 and $186,629 were included in the balance of accounts receivable from related parties, net as of December 31, 2018 and 2017, respectively. Retentions receivable which were expected to be collected after one year of $344,856 and $0 were included in the balance of retentions receivable, non-current as of December 31, 2018 and 2017, respectively.
Contract liabilities, description	Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2018 and 2017, the Company recorded contract liabilities of $2,953,595 and $660,944 respectively, which was presented as "Advance from customer" on the accompanying consolidated balance sheets. As of December 31, 2018 and 2017, the Company recorded contract liabilities of $586,719 and $747,264 respectively, which was presented as "Advance from customer - related parties" on the accompanying consolidated balance sheets. During the years ended December 31, 2018 and 2017, the Company recognized $246,146 and $164,970, respectively, of contract liabilities included in the opening balances of advance from customers. During the years ended December 31, 2018 and 2017, the Company recognized $707.056 and $0, respectively, of contract liabilities included in the opening balances of advance from customers - related parties.
Actual after-sales expense	$ 275,520	122,737	61,382
Decrease restricted cash		$ 5,712,407	$ 922,380